LONG-TERM DEBT AND LINES OF CREDIT - Interest Expense (Details) - USD ($) $ in Millions	3 Months Ended		12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Debt Disclosure [Abstract]
Interest expense	$ 144.4	$ 157.7	$ 606.6	$ 623.1	$ 435.3